Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 4,803,687	$ 1,194,492
Restricted cash		$ 4,055
Investments	$ 5,487,800
Prepaid expenses and other current assets	88,223	$ 19,517
Total current assets	10,379,710	1,218,064
Property and equipment, net	$ 199,575	4,631
Deferred offering costs		749,386
Other assets	$ 20,492	1,100
Total assets	10,599,777	1,973,181
Current liabilities:
Accounts payable	209,730	290,073
Accrued liabilities	155,713	305,401
Accrued payroll and other compensation	217,250	103,294
Total current liabilities.	582,693	698,768
Note payable, net of debt discount of $255 and $451 as of December 31, 2015 and 2014, respectively	205,005	204,809
Total liabilities	$ 787,698	$ 903,577
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, Authorized 75,000,000 shares; Issued and outstanding 32,320,891 shares as of December 31, 2015 and 12,915,343 as of December 31, 2014	$ 32,321	$ 12,915
Additional paid-in capital	18,114,295	5,507,616
Accumulated deficit	(8,334,537)	(4,456,327)
Total stockholders' equity	9,812,079	1,069,604
Total liabilities and stockholders' equity	$ 10,599,777	$ 1,973,181
Series A Preferred Stock
Stockholders' equity:
Preferred stock
Convertible Preferred Stock Series B
Stockholders' equity:
Preferred stock		$ 5,400
Total stockholders' equity		$ 5,400